Schedule of Reconciliation of Income Tax Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%
U.S. federal statutory rate			$ (22,660,372)	$ (6,338,697)
Change in valuation allowance			17,373,839	1,133,233
Foreign tax rate and other foreign tax			(1,171,464)	(150,274)
Extinguishment of senior convertible note			5,544,743
Non-deductible warrant revaluations			(6,608,337)	325,484
Non-deductible revaluation of contingent consideration			1,790,656	367,207
Acquisition costs			56,493	521,235
Other				330,276
Income tax provision (benefit)			$ (5,674,442)	$ (3,811,536)